Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Cash flows from operating activities [Abstract]
Cash generated from operations	$ 564,792	[1]	$ 456,113	[1]	$ 1,424,311
Interest paid	(81,115)		(91,807)		(301,791)
Bank loan costs	(6,654)		(1,805)		(101,159)
Tax paid	(24,644)		(79,282)		(99,490)
Net cash generated from operating activities	452,379		283,219		921,871
Cash flows from/(used in) investing activities
Payments for intangible assets	(31,438)		(34,488)		(92,115)
Purchase of property, plant and equipment	(11,727)		(10,281)		(40,091)
Finance leases	0		0		(735)
Interest received	979		1,009		9,224
Payment for acquisition of business	(299,061)		(9,960)		(19,260)
Repayment of bank borrowings on acquisition of businesses	(316,650)		0		0
Net cash acquired with acquisitions	68,173		106		321,668
Net cash from/(used in) investing activities	(589,724)		(53,614)		178,691
Cash flows (used in)/from financing activities
Investment in non-controlling interest	(2)		0		(3)
Proceeds from issue of ordinary share capital	1,979		968		5,750
Purchase of treasury shares	(7,678)		0		(171,710)
Return of Value paid to shareholders	0		0		(500,000)
Repayment of working capital in respect of HPE Software business acquisition	0		0		(225,800)
Proceeds from share capital placement	0		225,720		0
Costs associated with share placement	0		(2,979)		0
Repayment of bank borrowings	(372,062)		(157,750)		(252,936)
Proceeds from bank borrowings	180,000		245,000		1,043,815
Dividends paid to owners	(177,535)		(105,159)		(542,161)
Net cash (used in)/from financing activities	(375,298)		205,800		(643,045)
Effects of exchange rate changes	(3,552)		(9,551)		15,302
Net increase/(decrease) in cash and cash equivalents	(516,195)		425,854		472,819
Cash and cash equivalents at beginning of period	667,178		241,324		150,983
Cash equivalents	150,983		667,178		623,802
Reclassification to current assets classified as held for sale	0		0		(2,906)
Cash and cash equivalents at end of period	$ 150,983		$ 667,178		$ 620,896

[1]	The comparatives for the 12 months ended April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).